Related Party Transactions (Details) - CAD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions Details Abstract
Management fees	$ 740,234	$ 851,438
Share-based payments	940,268
Key management personnel compensation	$ 1,680,502	$ 851,438